Summary of Significant Accounting Policies - Estimated Fair Values of Assets Acquired as of Acquisition Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	May 06, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 139,983		$ 126,145
ETTI [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 4,300
Intangible assets		2,900
Goodwill		10,700
Total assets acquired		$ 17,900